Mortgage Banking (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Banking Tables
Schedule of activity in secondar market loans

Activity in secondary market loans during the year was as follows:

(Dollars in thousands)

	2012	2011	2010
Loans originated for resale, net of principal payments	$44,889	$25,685	$28,816
Proceeds from loan sales	45,622	26,611	28,088
Net gains on sales of loans held for sale	1,634	672	682
Loan servicing fees, net of amortization	131	161	41

Schedule of activity for loan servicing rights (included in other assets)

Activity for loan servicing rights (included in other assets) was as follows:

(Dollars in thousands)

	2012	2011	2010
Balance, beginning of year	$318	$347	$491
Capitalized	289	94	122
Amortization	(134)	(123)	(266)
Balance, end of year	$473	$318	$347